Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2,240,396	Taxes	UNITED STATES		U.S. federal government	Entity Level	Resource Coal	Ramaco Resources Inc	Underground Mining
#: 2
	41,737	Fees	UNITED STATES	Virginia	U.S. federal government	Virginia	Resource Coal	Metallurgical Coal Operations	Underground Mining
#: 3
	1,140,304	Taxes	UNITED STATES	West Virginia	U.S. federal government	West Virginia	Resource Coal	Metallurgical Coal Operations	Underground Mining
#: 4
	$ 401,811	Fees	UNITED STATES	West Virginia	U.S. federal government	West Virginia	Resource Coal	Metallurgical Coal Operations	Underground Mining